Consolidated Statements of Loss and Comprehensive Loss - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
EXPENSES
Research and development	$ 43,426	$ 37,135
General and administrative	3,582	3,861
Operating expenses	47,008	40,996
Finance income	(1,084)	(722)
Finance costs	43	68
Net foreign currency loss (gain)	(3,489)	4,742
Net finance costs (income)	(4,530)	4,088
Loss before income taxes	42,478	45,084
Current income tax expense	8	4
Net loss and comprehensive loss for the year	$ 42,486	$ 45,088
Basic and diluted loss per common share (in dollars per share)	$ 3.06	$ 4.61